Securities Available For Sale	12 Months Ended
Dec. 31, 2011
Securities Available For Sale [Abstract]
Securities Available For Sale

(2) Securities Available for Sale

Securities available for sale have been classified according to management's intent. The carrying amount and fair value of securities available for sale are as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
At December 31, 2011:
U.S. Government agency securities	$1,064	—	(5)	1,059
Mortgage-backed securities	46,734	482	(52)	47,164
Corporate bonds	2,097	—	(104)	1,993

	$49,895	482	(161)	50,216

At December 31, 2010-
Mortgage-backed securities	$50,288	77	(1,061)	49,304

Securities sold are as follows (in thousands):

	Year Ended December 31,
	2011	2010

Gross proceeds	$—	22,350

Gross gains	—	478

Gross losses	—	—

Total	$—	478

The scheduled maturities of securities at December 31, 2011 were as follows (in thousands):

	Amortized Cost	Approximate Fair Value
Due from five to ten years	$2,097	1,993
Due after ten years	1,064	1,059
Mortgage-backed securities	46,734	47,164

	$49,895	50,216

Securities with gross unrealized losses at December 31, 2011, aggregated by investment category and length of time that individual securities have been in a continuous loss position, are as follows (in thousands):

	Less Than Twelve Months
	Gross Unrealized Losses	Fair Value
Securities Available for Sale:
U.S. Government agency securities	$(5)	1,059
Mortgage-backed securities	(52)	12,440
Corporate bonds	(104)	1,993

	$(161)	15,492

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

The unrealized losses on fourteen securities available for sale were caused by market conditions. It is expected that the securities would not be settled at a price less than the par value of the investments. Because the decline in fair value is attributable to changes in market conditions and not credit quality, and because the Company has the ability and intent to hold these investments until a market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

At December 31, 2011, management believed that we will not be required to sell any securities before recovery of their amortized losses.

At December 31, 2011 and 2010, securities with a carrying value of approximately $12.6 million and $10.5 million, respectively, were pledged for other borrowings and public funds.